Net borrowings - Schedule of borrowings (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Bank overdrafts	£ 211	£ 181	£ 274
Commercial paper	649	98
Bank and other loans	190	300
Credit support obligations	120	54
Fair Value Adjustment To Borrowings Current	2	0
Borrowings due within one year	1,959	1,828
Bank and other loans	373	234
Fair value adjustment to borrowings	122	12
Borrowings due after one year	10,596	8,074
Total borrowings before derivative financial instruments	12,555	9,902
Fair value of foreign currency derivatives	(370)	(107)
Fair value of interest rate hedging instruments	(104)	15
Finance lease liabilities	128	155
Gross borrowings	12,209	9,965
Less: Cash and cash equivalents	(932)	(874)	(1,191)
Net borrowings	11,277	9,091	£ 7,892
€ 500 million 1.125% bonds due 2019
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	0	444
€ 850 million 1.125% bonds due 2019
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	0	751
US$ 500 million 2.565% bonds due 2020
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	394	0
US$ 500 million 3% bonds due 2020
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	393	0
US$ 500 million floating bonds due 2020
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	0	378
US$ 500 million 3% bonds due 2020
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	0	378
€ 775 million 0% bonds due 2020
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	691	685
US$ 696 million 4.828% bonds due 2020
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	538	508
€ 900 million 0.25% bonds due 2021
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	802	0
US$ 1,000 million 2.875% bonds due 2022
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	785	755
US$ 300 million 8% bonds due 2022
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	235	226
US$ 1,350 million 2.625% bonds due 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	1,060	1,020
€ 600 million 0.125% bonds due 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	533	0
US$ 500 million 3.5% bonds due 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	393	377
€ 500 million 1.75% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	444	440
€ 500 million 0.5% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	443	439
€ 600 million 1% bonds due 2025
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	531	0
€ 850 million 2.375% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	755	747
£ 500 million 1.75% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	496	0
€ 500 million 1.5% bonds due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	445	0
US$ 500 million 3.875% bonds due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	391	376
US$ 400 million 7.45% bonds due 2035
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	315	303
US$ 600 million 5.875% bonds due 2036
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	468	450
US$ 500 million 4.25% bonds due 2042
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	389	374
US$ 500 million 3.875% bonds due 2043
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 387	£ 372